Share Capital and Reserves - Summary of Treasury Shares (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Treasury Shares and Own Shares [Line Items]
Beginning balance	€ (15)	€ (14)
New shares allotted to the Employee Benefit Trust (own shares)	(56)	(63)
Shares acquired by CRH plc (Treasury Shares) (i)(ii)	(789)
Shares acquired by Employee Benefit Trust (own shares)	(3)	(3)
Treasury Shares/own shares reissued	15	2
Ending balance	€ (792)	€ (15)
New shares allotted to the Employee Benefit Trust (own shares)	2,034,112	1,890,668
Shares acquired by CRH plc (Treasury Shares) (i) (ii)	27,901,471
Shares acquired by Employee Benefit Trust (own shares)	108,377	96,783
Treasury Shares/own shares reissued (iii)	(557,678)	(73,429)
Treasury Shares	27,551,386	53,848
Own shares	292,541	337,909
Treasury Shares/Own Shares [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Shares outstanding, beginning balance	391,757	368,403
Shares outstanding, ending balance	27,843,927	391,757
2014 Performance Share Plan [member]
Disclosure of Treasury Shares and Own Shares [Line Items]
Own shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	€ 56	€ 63
Own shares released by the Employee Benefit Trust under the 2014 Performance Share Plan	(2,034,112)	(1,890,668)